Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Gold-in-process and stockpiles	$ 845.2	$ 791.0
Consumable stores	310.8	258.1
Total inventories	1,156.0	1,049.1
Heap leach and stockpiles inventories included in non-current assets	(373.4)	(349.8)
Total current inventories	782.6	699.3
Consumable stores	445.9	392.2	$ 400.8
Inventory write-down	$ 0.0	$ 3.0	$ 33.8